Schedule of debt weighted average (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total current	R$ 609,000,000	R$ 2,063,000,000
Total non-current	7,392,000,000	5,700,000,000
Total	8,001,000,000	7,763,000,000
Current assets	4,000,000	57,000,000
Non-current assets	28,000,000	11,000,000
Current liabilities	613,000,000	2,120,000,000
Non-current liabilities	R$ 7,420,000,000	5,711,000,000
Debentures and promissory notes - Debentures [member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.53% per year
Total current	R$ 194,000,000	1,864,000,000
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	CDI + 1.48% per year
Total non-current	R$ 6,329,000,000	4,780,000,000
Debentures and promissory notes- Borrowing costs [member]
IfrsStatementLineItems [Line Items]
Total current	(14,000,000)	(24,000,000)
Total non-current	(63,000,000)	(21,000,000)
Debentures and promissory notes [member]
IfrsStatementLineItems [Line Items]
Total current	180,000,000	1,840,000,000
Total non-current	R$ 6,266,000,000	4,759,000,000
Borrowing and financing in domestic currency - BNDES [member]
IfrsStatementLineItems [Line Items]
Weighted average rate	TR + 9.80%
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	TR + 9.80%
Borrowing and financing denominated in domestic currency - Working capital [member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 2.33% per year
Total current	R$ 14,000,000	12,000,000
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	CDI + 1.74% per year
Total non-current	R$ 47,000,000	60,000,000
BorrowingAndFinancingDenominatedInDomesticCurrency3Member
IfrsStatementLineItems [Line Items]
Total current	419,000,000	9,000,000
Total non-current	800,000,000	901,000,000
Borrowing and financing denominated in domestic currency - Borrowing costs [member]
IfrsStatementLineItems [Line Items]
Total current	(4,000,000)	(5,000,000)
Total non-current	(5,000,000)	(9,000,000)
Total domestic currency [member]
IfrsStatementLineItems [Line Items]
Total current	429,000,000	16,000,000
Total non-current	R$ 842,000,000	952,000,000
In foreign currency - Working capital [member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.25% per year
Total current	R$ 1,000,000	264,000,000
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	CDI + 1.25% per year
Total non-current	R$ 279,000,000
Total Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total current	1,000,000	264,000,000
Total non-current	279,000,000
Total Of Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total current	430,000,000	280,000,000
Total non-current	R$ 1,121,000,000	952,000,000
In foreign currency - Swap contracts [member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 0.86% per year
Total current	R$ (4,000,000)	(57,000,000)
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	CDI + 0.03% per year
Total non-current	R$ (28,000,000)	(11,000,000)
In Foreign Currency Swap Contracts 1 [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.35% per year
Total current	R$ 3,000,000
[custom:WeightedAverageRateOnBorrowingAndFinancingNonCurrent]	CDI + 1.35% per year
Total non-current	R$ 33,000,000
Total Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Total current	(1,000,000)	(57,000,000)
Total non-current	R$ 5,000,000	R$ (11,000,000)